MEMBERS' EQUITY	2 Months Ended
Mar. 31, 2020
Equity [Abstract]
MEMBERS' EQUITY
4.	MEMBERS’ EQUITY

Membership interests in the Company are represented by Class A Units, all of which have equal voting rights.

At March 31, 2020, the Company entered into four subscription agreements for Class A Units aggregating $700,000, three of which aggregating $150,000 were paid during April 2020. The remaining $550,000 subscription receivable is with a related party and has been presented as a reduction to members’ equity in the accompanying balance sheet at March 31, 2020.

The $550,000 subscription receivable from a related party dated February 11, 2020 is unsecured and includes interest at 2% per annum, with interest and principle due on March 7, 2023.

The Company issued 600,000 Class A Units in exchange for services rendered, which were recorded at the fair value cost of $17,914 and included in general and administrative expenses in the statement of operations.